Income Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Tax Examination [Line Items]
Income tax benefit (expense)	$ 72.0	$ 93.8	$ (146.8)
Income tax (expense) benefit as a percentage of income before taxes	10.00%	44.00%	(22.00%)
Income (loss) before income taxes	$ 720.0	$ 212.0	$ 671.0
Tax loss carryforward	388.9
Deferred tax asset, operating loss carryforward	97.2
R&D expenditure credits	101.3
Unrecognized tax benefits that would impact effective tax rate	76.0	71.9	56.3
Unrecognized tax benefits, income tax penalties (benefit) expense	(13.8)	1.8	0.8
Unrecognized tax benefits, income tax penalties and interest accrued	1.6	$ 15.5	$ 14.2
Foreign Tax Jurisdiction
Income Tax Examination [Line Items]
Tax loss carryforward	527.3
Deferred tax assets, operating loss carryforwards, U.S.	110.7
Tax credit carryforward	171.8
Foreign Tax Jurisdiction | Tax Credit Carryforward With No Expiration
Income Tax Examination [Line Items]
Tax loss carryforward	518.6
Foreign Tax Jurisdiction | Tac Credit Carryforward With Expiration
Income Tax Examination [Line Items]
Tax loss carryforward	8.7
Deferred tax assets, operating loss carryforwards, U.S.	1.8
State and Local Jurisdiction
Income Tax Examination [Line Items]
Deferred tax assets, operating loss carryforwards, U.S.	281.8
Deferred tax asset, operating loss carryforward, net of federal benefit	16.9
Tax credit carryforward	83.1
Deferred tax asset, tax credit carryforward, net of federal benefits	65.7
State and Local Jurisdiction | Tax Credit Carryforward With No Expiration
Income Tax Examination [Line Items]
Tax credit carryforward	31.8
State and Local Jurisdiction | Tac Credit Carryforward With Expiration
Income Tax Examination [Line Items]
Tax credit carryforward	$ 51.3